Share-based plans - Stock Options Exercise Price Range (Details)	Dec. 31, 2017 EUR (€) Options Y	Dec. 31, 2016 EUR (€) Options
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options | Options	4,827,134	6,067,000
Outstanding options weighted average remaining contractual life | Y	4.86
Outstanding options weighted average exercise price in Euro	€ 65.67	€ 62.98
Exercisable number of options | Options	707,136
Exercisable options weighted average exercise price in Euro	€ 52.57
45 to 50
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options | Options	1,630,590
Outstanding options weighted average remaining contractual life | Y	4.41
Outstanding options weighted average exercise price in Euro	€ 49.90
Exercisable number of options | Options	278,460
Exercisable options weighted average exercise price in Euro	€ 49.75
45 to 50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	45.01
45 to 50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	€ 50.00
50 to 55
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options | Options	254,360
Outstanding options weighted average remaining contractual life | Y	1.59
Outstanding options weighted average exercise price in Euro	€ 52.42
Exercisable number of options | Options	254,360
Exercisable options weighted average exercise price in Euro	€ 52.42
50 to 55 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	50.01
50 to 55 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	€ 55.00
55 to 60
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options | Options	226,156
Outstanding options weighted average remaining contractual life | Y	3.12
Outstanding options weighted average exercise price in Euro	€ 57.60
Exercisable number of options | Options	174,316
Exercisable options weighted average exercise price in Euro	€ 57.3
55 to 60 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	55.01
55 to 60 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	60.00
60 to 65 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	60.01
60 to 65 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	65.00
65 to 70 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	65.01
65 to 70 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	70.00
70 to 75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	70.01
70 to 75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	€ 75.00
75 to 80
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding number of options | Options	2,716,028
Outstanding options weighted average remaining contractual life | Y	5.58
Outstanding options weighted average exercise price in Euro	€ 77.04
75 to 80 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	75.01
75 to 80 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices in Euro	€ 80.00